Business Combination - Acquisition of ZACC, SAWAN, Relaxation Salons (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥) item	May 06, 2021 JPY (¥)	Oct. 31, 2021 item	Dec. 31, 2022 JPY (¥) item	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2020 JPY (¥) item
Business Combination
Number of salons acquired not meet the definition of a business | item						0
Assets Acquired and Liabilities Assumed
Accounts receivable-other						¥ 789,819	¥ 542,988
Inventories						114,109	18,703
Prepaid expenses and other current assets						292,643	111,166
Property and equipment						424,288	424,996
Other intangible assets						403,674	391,038
Right-of-use asset - operating lease						1,955,354	1,824,095
Other assets						13,666	107,224
Total assets						6,747,346	5,753,061	¥ 5,713,466
Accounts payable						(207,581)	(230,899)
Mandatorily redeemable noncontrolling interests						0	(148,000)
Advances received						(507,405)	(618,514)
Lease liability						(769,769)	(755,219)
Borrowings						(1,149,769)	(746,588)
Asset retirement obligation						(310,929)	(296,401)
Other liabilities						(30,422)	(25,176)
Total liabilities assumed						(6,806,724)	(5,961,404)
ZACC
Business Combination
Percentage of ownership interest	40.00%		100.00%		60.00%
Cash consideration	¥ 148,000	¥ 152,986	¥ 370,000
Fair value of the consideration transferred	¥ 148,000		270,000
Initial payment to acquire businesses			¥ 69,014
Initial percentage of voting equity interests acquired		60.00%
Number of salons operated | item			3		3
Period of customers recognized by high level of techniques and hospitality			30 years		30 years
Acquisition related costs			¥ 0
Assets Acquired and Liabilities Assumed
Cash		¥ 81,802
Accounts receivable-other		49,573
Inventories		5,408
Prepaid expenses and other current assets		2,234
Property and equipment		39,232
Other intangible assets		240,000				240,000
Right-of-use asset - operating lease		202,196
Other assets		68,497
Total assets		688,942
Accounts payable		(6,041)
Accrued expenses and other current liabilities		(42,168)
Mandatorily redeemable noncontrolling interests		(148,000)
Lease liability		(201,076)
Borrowings		(249,263)
Asset retirement obligation		(14,147)
Deferred tax liabilities		(73,488)
Total liabilities assumed		(734,183)
Net assets acquired / liabilities assumed		(45,241)
Fair value of the consideration transferred		122,000
Asset Acquisition,Goodwill		¥ 167,241
SAWAN CO. LTD. ("SAWAN")
Business Combination
Cash consideration				¥ 140,697
Acquisition related costs				12,000
Assets Acquired and Liabilities Assumed
Cash				7,824
Accounts receivable-other				18,228
Inventories				3,391
Prepaid expenses and other current assets				16,643
Property and equipment				70,497
Other intangible assets				100,000
Right-of-use asset - operating lease				168,242
Other assets				57,259
Total assets				442,084
Accounts payable				(99,405)
Accrued expenses and other current liabilities				(16,271)
Advances received				(60,651)
Lease liability				(165,560)
Asset retirement obligation				(25,060)
Deferred tax liabilities				(30,620)
Other liabilities				(14,701)
Total liabilities assumed				(412,268)
Net assets acquired / liabilities assumed				29,816
Fair value of the consideration transferred				140,697
Asset Acquisition,Goodwill				¥ 110,881
Relaxation Salons
Business Combination
Cash consideration							¥ 202,686	¥ 86,916
Number of salons acquired | item							18	16
Assets Acquired and Liabilities Assumed
Property and equipment							¥ 36,299	¥ 51,005
Other intangible assets							15,000	12,690
Total assets							51,299	63,695
Asset retirement obligation							(33,876)	(49,217)
Total liabilities assumed							(33,876)	(49,217)
Net assets acquired / liabilities assumed							17,423	14,478
Fair value of the consideration transferred							202,686	86,916
Asset Acquisition,Goodwill							185,263	¥ 72,438
Gain from bargain purchases						¥ 0	¥ 0